LONG-TERM INVESTMENT (Details)	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2011 CNY (¥)
Schedule Of Cost Method Investment
Long-term investment | $		$ 291,464	$ 303,334
Wenzhou Longlian Development
Schedule Of Cost Method Investment
Dividend income | ¥	¥ 290,000
Wenzhou Longlian Development Co., Ltd.
Schedule Of Cost Method Investment
Equity method investments | ¥				¥ 2,083,300
Ownership percentage				2.0833%
Long-term investment | $		$ 291,464	$ 303,334